Sale of businesses (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jun. 30, 2023 [1]
Disclosure of business disposal [line items]
Corporate tax	$ 253	$ 319	[1]	$ 170
Net assets disposed of	(11,724)	(11,839)	[1]	$ (11,709)
Loss on disposal before taxation	3,079	3,607	[2]
Taxation	(737)	(766)	[2],[3]
Loss on disposal after taxation	2,342	$ 2,841	[2],[3],[4]
Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received in the period	41
Cash disposed of	(20)
Transaction and other directly attributable costs paid	(3)
Net cash received	18
Deferred consideration receivable	107
Transaction and other directly attributable costs payable	(20)
Consideration Paid /(Received) Sale Of Businesses And Intangible Assets	105
Brands	(167)
Other non-current assets	(3)
Inventories	(11)
Other working capital	3
Corporate tax	2
Deferred tax	37
Net assets disposed of	(139)
Exchange recycled from other comprehensive income	(26)
Loss on disposal before taxation	(60)
Taxation	(1)
Loss on disposal after taxation	(61)
Windsor Business | Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received in the period	37
Cash disposed of	(20)
Transaction and other directly attributable costs paid	0
Net cash received	17
Deferred consideration receivable	107
Transaction and other directly attributable costs payable	(12)
Consideration Paid /(Received) Sale Of Businesses And Intangible Assets	112
Brands	(167)
Other non-current assets	(3)
Inventories	(11)
Other working capital	3
Corporate tax	2
Deferred tax	37
Net assets disposed of	(139)
Exchange recycled from other comprehensive income	(26)
Loss on disposal before taxation	(53)
Taxation	(1)
Loss on disposal after taxation	(54)
Other Individually Immaterial Business Disposed | Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received in the period	4
Cash disposed of	0
Transaction and other directly attributable costs paid	(3)
Net cash received	1
Deferred consideration receivable	0
Transaction and other directly attributable costs payable	(8)
Consideration Paid /(Received) Sale Of Businesses And Intangible Assets	(7)
Brands	0
Other non-current assets	0
Inventories	0
Other working capital	0
Corporate tax	0
Deferred tax	0
Net assets disposed of	0
Exchange recycled from other comprehensive income	0
Loss on disposal before taxation	(7)
Taxation	0
Loss on disposal after taxation	$ (7)

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(1)See page F-7 for an explanation under Basis of preparation.
[3]	(1) See page F-7 for an explanation under Basis of preparation.
[4]	(2) See page F-7 for an explanation under Basis of preparation.